Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.35

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Exception Report
Deal Name:	AOMT 2024-2		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	XXX	2024021026	C	A	C	A	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received SSV and Clear Fraud Guard. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-Fraud Report Shows Uncleared Alerts 1. Missing documentation to support lender cleared all high risk items on fraud report.
2. Missing evidence the lender validated the borrower's Social Security Number as the fraud report and credit report have alerts. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received SSV and Clear Fraud Guard. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX LTV is XXX less than maximum LTV per guidelines 80%

Credit Score greater than minimum FICO - XXX  credit score is XXX  points above the minimum FICO per guidelines of 740

																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months		XXX VALIDATION.pdf FRAUD GUARD.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	XXX	2024021026	C	A	C	A	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received addendum to contract reflecting correct Purchase Price. - Due DiligenceVendor-XXX
Ready for Review-Document Uploaded. addendum to purchase contract attached.  - Seller-XXX

Open-Primary Value Subject Property Appraisal is not on an As-Is Basis Missing fully executed Addendum to the Purchase Contract reflecting a purchase price of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. addendum to purchase contract attached. - Seller-XXX	Resolved-Received addendum to contract reflecting correct Purchase Price. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX LTV is XXX less than maximum LTV per guidelines 80%

Credit Score greater than minimum FICO - XXX  credit score is XXX  points above the minimum FICO per guidelines of 740

																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months		ADDENDUM TO PURCHASE CONTRACT.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A